PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of December 31, 2022 and June 30, 2022.

	December 31, 2022	June 30, 2022
	(Unaudited)
Office equipment at cost	$25,971	$28,623
Less: Accumulated depreciation	(24,888)	(26,600)

Total property, plant, and equipment	$1,083	$2,023

Depreciation expenses for the three months ended December 31, 2022 and 2021 were $422 and $504, respectively. Depreciation expenses for the six months ended December 31, 2022 and 2021 were $895 and $1,013, respectively.

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2022	2021

Office equipment at cost	$28,623	$28,623
Less: Accumulated depreciation	(26,600)	(24,368)

Total property, plant, and equipment	$2,023	$4,255

Depreciation expense for the years ended June 30, 2022 and 2021 were $1,993 and $1,993, respectively.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2022 and 2021